Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Lease Liabilities Explanatory
The lease liability on the Company’s offices located in Vancouver, Canada and the Cayman Islands is as follows:

	December 31	December 31

(in thousands)	2022	2021

Current portion	$818	$813

Long-term portion	1,152	2,060

Total lease liabilities	$1,970	$2,873

Summary of Finance Lease Maturity Analys is Explanatory
The maturity analysis, on an undiscounted basis, of these leases is as follows:

(in thousands)	December 31 2022

Not later than 1 year	$870

Later than 1 year and not later than 5 years	1,182

Later than 5 years	-

Total lease liabilities	$2,052

Summary of Company's Finance Costs
A summary of the Company’s finance costs associated with the above facilities during the period is as follows:

		Years Ended December 31

(in thousands)	Note	2022	2021

Interest Expense During Period

Average principal outstanding during period		$-	$19,506

Average effective interest rate during period	21.1	n.a.	1.17%

Total interest expense incurred during period		$-	$229

Costs related to undrawn credit facilities	21.1	5,262	5,313

Interest expense - lease liabilities	21.2	91	123

Letters of guarantee	5.3	233	152

Total finance costs		$5,586	$5,817